November 5, 2013

Phillip R. Pollock 415.772.9679 direct ppollock@weintraub.com

Rolaine S. Bancroft, Esq.

Arthur Sandel, Esq.

Division of Corporation Finance

Office of Structured Finance

Securities and Exchange Commission

Washington, DC 20549

Re:	Sequoia Mortgage Funding Corporation

Sequoia Residential Funding, Inc.

Registration Statement on Form S-3

Filed June 17, 2013

File Nos. 333-189370 and -01

Dear Ms. Bancroft and Mr. Sandel:

On behalf of Sequoia Mortgage Funding Corporation and Sequoia Residential Funding, Inc. (the “Co-Registrants” or the “Depositors”), we are filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), with the Securities and Exchange Commission (the “Commission”) via EDGAR Amendment No. 3 to the above-referenced Registration Statement on Form S-3.

We received no comments from the Staff after the filing of the Amendment No. 2 to the Registration Statement. We are filing this Amendment No. 3 to the Registration Statement to incorporate $4,824,005,547 of unsold asset-backed securities from Registration Statement File Nos. 333-185882 and 333-185882-01. Additionally, we include with this filing the Exhibit 5.1 Opinion of Weintraub Tobin Chediak Coleman Grodin Law Corporation with respect to validity and the Exhibit 8.1 Opinion of Chapman and Cutler LLP with respect to tax matters.

If you have any questions or would like further information, please do not hesitate to contact me at (415) 772-9679 or my colleague Stacy K. Stecher at (415) 772-9642.

Very truly yours,

weintraub tobin chediak coleman grodin

LAW CORPORATION

/s/ Phillip R. Pollock

Phillip R. Pollock

PRP/sks

cc:	Mr. John Isbrandtsen, Sequoia Residential Funding, Inc.

Mr. Andrew Stone, Sequoia Residential Funding, Inc.